employee future benefits - Defined benefit pension plans - summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other comprehensive income
Total	$ (22)	$ (7)
Pension plans
Other comprehensive income
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling	(67)	(270)
Pension plans | Pension plan | Present value of the defined benefit obligations
Employee benefits expense
Benefits earned for current service	(69)	(78)
Benefits earned for past service	(1)	(6)
Total	(70)	(84)
Financing costs
Notional income on plan assets 2 and interest on defined benefit obligations accrued	(385)	(387)
Total	(385)	(387)
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	(326)	(13)
Changes in plan financial assumptions	251	11
Total	(75)	(2)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
BENEFITS PAID BY PLANS	506	510
PLAN ACCOUNT BALANCES
Balance at beginning of period	(8,452)	(8,489)
Balance at end of period	(8,476)	(8,452)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Change in period	(24)	37
Balance at beginning of period	(7,152)
Balance at end of period	(8,014)	(7,152)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,300)
Balance at end of period	(462)	(1,300)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(1,076)
Balance at end of period	(231)	(1,076)
Pension plans | Pension plan | Present value of the defined benefit obligations | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(224)
Balance at end of period	(231)	(224)
Pension plans | Pension plan | Plan assets
Employee benefits expense
Employees' contributions	14	16
Administrative fees	(4)	(5)
Total	10	11
Financing costs
Notional income on plan assets 2 and interest on defined benefit obligations accrued	430	421
Interest effect on asset ceiling limit	(57)	(43)
Total	373	378
Other comprehensive income
Plan assets - Difference between actual results and estimated plan assumptions	163	279
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling	(67)	(270)
Total	96	9
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	23	22
BENEFITS PAID BY PLANS	(506)	(510)
PLAN ACCOUNT BALANCES
Balance at beginning of period	8,262	8,352
Balance at end of period	8,258	8,262
Pension plans | Pension plan | Plan assets | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Change in period	(4)	(90)
Balance at beginning of period	7,409
Balance at end of period	8,249	7,409
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	853
Balance at end of period	9	853
Pension plans | Pension plan | Plan assets | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	853
Balance at end of period	9	853
Pension plans | Pension plan | Net
Employee benefits expense
Total	(60)	(73)
Financing costs
Total	(12)	(9)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME	(72)	(82)
Other comprehensive income
Total	21	7
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME (LOSS)	(51)	(75)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions	23	22
PLAN ACCOUNT BALANCES
Balance at beginning of period	(190)	(137)
Balance at end of period	(218)	(190)
Pension plans | Pension plan | Net | Pension plans that have plan assets in excess of defined benefit obligations accrued
PLAN ACCOUNT BALANCES
Change in period	(28)	(53)
Balance at beginning of period	257
Balance at end of period	235	257
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets
PLAN ACCOUNT BALANCES
Balance at beginning of period	(447)
Balance at end of period	(453)	(447)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(223)
Balance at end of period	(222)	(223)
Pension plans | Pension plan | Net | Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded
PLAN ACCOUNT BALANCES
Balance at beginning of period	(224)
Balance at end of period	$ (231)	$ (224)